Filed Pursuant to Rule 497(e)
Registration No. 333-131842

HealthShares™, Inc. (the “Company”)

Supplement dated September 25, 2007 to the Company’s Prospectus and Statement of Additional Information dated January 23, 2007

Pursuant to an Operating Expenses Limitation Agreement, XShares Advisors LLC (the “Advisor”), investment adviser to each of the Company’s investment portfolios (the “Funds”), has contractually agreed to reduce its fees and/or pay Fund expenses (excluding interest, taxes, and extraordinary expenses) (the “Expense Cap”) in order to limit Net Annual Operating Expenses for each of the Funds as follows:

Fund	Operating Expense Limit

HealthShares™ Asian Health Exchange Traded-Fund[1]	.95%
HealthShares™ Autoimmune-Inflammation Exchange-Traded Fund	.75%
HealthShares™ Cancer Exchange-Traded Fund	.75%
HealthShares™ Cardio Devices Exchange-Traded Fund	.75%
HealthShares™ Cardiology Exchange-Traded Fund	.75%
HealthShares™ Dermatology and Wound Care Exchange-Traded Fund	.75%
HealthShares™ Diagnostics Exchange-Traded Fund	.75%
HealthShares™ Emerging Cancer Exchange-Traded Fund	.75%
HealthShares™ Enabling Technologies Exchange-Traded Fund	.75%
HealthShares™ European Drugs Exchange-Traded Fund	.95%
HealthShares™ European Medical Products and Devices Exchange-Traded Fund	.95%
HealthShares™ GI/Gender Health Exchange-Traded Fund	.75%
HealthShares™ Infectious Disease Exchange-Traded Fund	.75%
HealthShares™ Metabolic-Endocrine Disorders Exchange-Traded Fund	.75%
HealthShares™ Neuroscience Exchange-Traded Fund	.75%
HealthShares™ Ophthalmology Exchange-Traded Fund	.75%
HealthShares™ Orthopedic Repair Exchange-Traded Fund	.75%
HealthShares™ Patient Care Services Exchange-Traded Fund	.75%
HealthShares™ Respiratory/Pulmonary Exchange-Traded Fund
HealthShares™ Composite Exchange-Traded Fund	.75%

The Expense Cap will remain in effect with respect to each Fund until at least January 31, 2009.  The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. This reimbursement may be requested by the Advisor if the aggregate amount actually paid by a Fund toward operating expenses

1 The HealthShares™ Asian Health Exchange Traded-Fund is not currently being offered.

for such fiscal year (taking into account the reimbursement) does not exceed the Expense Cap for that Fund.